Net Income Per Common Share And Equity Per Common Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income Per Common Share and Equity per Commn Share [Abstract]
Employee stock options excluded from calculations of diluted net income per share		534,315	1,157,875
Equity per common share	$ 8.68	$ 7.91